Cover	Oct. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity File Number	000-28034
Entity Registrant Name	EKIMAS Corporation
Entity Central Index Key	0001011060
Entity Tax Identification Number	04-3186647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 Washington Street
Entity Address, Address Line Two	#154
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	(424)
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false